Document And Entity Information	Sep. 24, 2019
Cover [Abstract]
Entity Registrant Name	PotlatchDeltic Corporation
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001338749
Document Period End Date	Sep. 24, 2019
Entity Emerging Growth Company	false
Entity File Number	001-32729
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	82-0156045
Entity Address, Address Line One	601 W. First Avenue, Suite 1600
Entity Address, City or Town	Spokane
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	99201
City Area Code	(509)
Local Phone Number	835-1500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock
Trading Symbol	PCH
Name of each exchange on which registerd	NASDAQ